Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Estimated Useful lives of Property, Plant and Equipment

Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Office building	47 or 48 years
Plant and machinery	4 years
Furniture, fixtures and equipment	4 years
Motor vehicles	4 years
Software application	3-4 years
Leasehold improvements	Shorter of the lease term or 4 years

Estimated Useful Lives of Intangible Assets

Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software license	2-5 years
Customer base	5 years
Contract backlog	2 months
Trade name and domain name	4 years

Reconciliation of Disposal Groups, Including Discontinued Operations

Reconciliation of the Carrying Amounts of Major Classes of Assets and Liabilities Classified as Held for Sale in the Consolidated Balance Sheet.

	December 31,
	2015	2016
Carrying amounts of major classes of assets held for sale:
Current assets:
Accounts receivable, net	$—	$655
Assets held for sale	11,445	2,697

Total assets held for sale	11,445	3,352

Non-current assets:
Property, plant and equipment, net	2,783	34,461
Construction in progress	110,913	75,869
Land use rights, net	7,474	6,820
Other non-current assets	39,680	35,754

Total other assets held for sale	160,850	152,904

TOTAL ASSETS CLASSIFIED AS HELD FOR SALE	$172,295	$156,256

Carrying amounts of major classes of liabilities included as part of discontinued operations:
Current liabilities:
Accrued expenses and other current liabilities	$14,656	$27,644

Total liabilities held for sale	14,656	27,644
TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$14,656	$27,644

Reconciliation of the Amounts of Major Classes of Income from Operations to be Disposed Classified as Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Income (Loss).

	Years ended December 31,
	2014	2015	2016
Operations to be disposed:
Net revenues:
Real estate	$956	$941	$891

Cost of revenues:
Real estate	(113)	(74)	(70)

Gross profit	843	867	821

Operating expenses:
General and administrative	(276)	(271)	(440)

Net income from discontinued operations	$567	$596	$381

Product Warranty

The Group’s product warranty relates to the provision of bug fixing services to the Group’s designed mobile handset for a period of one to three years commencing upon the mass production of the mobile handset, and warranties to the Group’s customers on the sales of products for a period of one year. Accordingly, the Group’s product warranty accrual reflects management’s best estimate of probable liability under its product warranty. Management determines the warranty based on historical experience and other currently available evidence.

	2014	2015	2016
Balance at beginning of the year	$179	$193	$138
Provision during the year	506	106	79
Reversal during the year	(478)	(157)	(66)
Exchange difference	(14)	(4)	(5)

Balance at end of the year	$193	$138	$146

Net Revenues from Customers

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for year 2014, 2015 and 2016.

	Net revenues Year ended December 31,
	2014	2015	2016
A	N/A	N/A	23.9%
B	14.3%	15.7%	20.9%
C	13.1%	N/A	N/A
D	10.8%	N/A	N/A

	38.2%	15.7%	44.8%

Accounts Receivable from Customers

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	Accounts receivable As of December 31,
	2015	2016
A	19.6%	25.4%
E	N/A	19.9%
D	17.9%	N/A
F	16.3%	N/A
G	15.8%	N/A
H	15.4%	N/A

	85.0%	45.3%

N/A is represented for less than 10%.